Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
Fair Value Measurements

4.              Fair Value Measurements

Our financial instruments, including cash and cash equivalents, accounts receivable and accounts payable, are carried at cost, which approximates fair value due to the short-term maturity of these instruments. Our financial and non-financial assets and liabilities that are measured on a recurring basis are measured and reported at fair value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of fair value hierarchy are as follows:

Level 1—Defined as inputs such as unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2—Defined as inputs other than quoted prices in active markets that are either directly or indirectly observable for the asset or liability.

Level 3—Defined as unobservable inputs for use when little or no market data exists, requiring an entity to develop its own assumptions for the asset or liability.

As required by GAAP, we utilize the most observable inputs available for the valuation technique used. The financial assets and liabilities are classified in their entirety based on the lowest level of input that is of significance to the fair value measurement. The following table describes, by level within the hierarchy, the fair value of our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and December 31, 2010 (in thousands).

	Level 1	Level 2	Level 3	Total
Partnership-December 31, 2011
Assets:
Commodity derivative instruments	$—	$—	$43,079	$43,079
Liabilities:
Commodity derivative instruments	—	—	186	186
Predecessor-December 31, 2010
Assets:
Commodity derivative instruments	$—	$—	$31,586	$31,586
Liabilities:
Commodity derivative instruments	—	—	7,221	7,221
Interest rate derivative instruments	—	—	861	861

On November 16, 2011, the predecessor novated certain of its derivative instruments to us. These derivative instruments were accounted for at fair value on a nonrecurring basis of a $36.2 million net asset position (Note 1). These derivative instruments are classified as Level 3 fair value measurements.

All fair values reflected in the table above and on the combined balance sheets have been adjusted for non-performance risk. The following methods and assumptions were used to estimate the fair values of the assets and liabilities in the table above.

Commodity Derivative Instruments—The fair value of the commodity derivative instruments is estimated using a combined income and market valuation methodology based upon forward commodity price and volatility curves. The curves are obtained from independent pricing services reflecting broker market quotes.

Interest Rate Derivative Instruments—The fair value of the interest rate derivative instruments is estimated using a combined income and market valuation methodology based upon forward interest rates and volatility curves. The curves are obtained from independent pricing services reflecting broker market quotes. We did not have any outstanding interest rate derivative instruments at December 31, 2011.

The following table sets forth a reconciliation of changes in the fair value of financial assets and liabilities classified as Level 3 in the fair value hierarchy for the periods indicated (in thousands):

	Partnership	Predecessor
	November 16 to	January 1 to
	December 31,	November 15,	Year Ended December 31,
	2011	2011	2010	2009

Balance at beginning of period	$36,229	$23,504	$47,716	$109,996
Total gains or losses (realized or unrealized):
Included in earnings	10,679	21,894	23,168	8,165
Settlements	(4,015)	(8,779)	(47,380)	(70,445)
Transfers in and out of Level 3	—	—	—	—
Balance at end of period	$42,893	$36,619	$23,504	$47,716
Changes in unrealized gains (losses) relating to derivatives still held at end of period	$6,664	$13,115	$(24,212)	$(62,280)